Employee Benefit Plans	6 Months Ended
Sep. 30, 2011
Employee Benefit Plans (Abstract)
Employee Benefit Plans

11. Employee benefit plans:

Nomura provides various pension plans and other post-employment benefits which cover certain employees worldwide. In addition, Nomura provides health care benefits to certain active and retired employees through its Nomura Securities Health Insurance Society.

Net Periodic Benefit Cost

The net periodic benefit cost of the defined benefit plans includes the following components.

Japanese entities' plans—

	Millions of yen		Translation into millions of U.S. dollars
	Six months ended September 30
	2010	2011	2011
Service cost	¥4,001	¥4,001	$52
Interest cost	2,245	2,162	28
Expected return on plan assets	(1,592)	(1,566)	(20)
Amortization of net actuarial losses	1,544	1,579	20
Amortization of prior service cost	(574)	(573)	(7)

Net periodic benefit cost	¥5,624	¥5,603	$73

	Millions of yen		Translation into millions of U.S. dollars
	Three months ended September 30
	2010	2011	2011
Service cost	¥2,056	¥2,011	$26
Interest cost	1,123	1,081	14
Expected return on plan assets	(796)	(783)	(10)
Amortization of net actuarial losses	772	790	10
Amortization of prior service cost	(287)	(286)	(3)

Net periodic benefit cost	¥2,868	¥2,813	$37

Nomura also recognized net periodic benefit cost of plans other than Japanese entities' plans, which are not significant.